TAXATION (Details Narrative) $ in Millions					12 Months Ended
	Dec. 31, 2018	Dec. 31, 2008	Jan. 01, 2008	Mar. 16, 2007	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022	Dec. 31, 2024 CNY (¥)	Apr. 01, 2019
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate					8.25%
Taxable income | $					$ 2
Percentage of profit tax remaining taxable income					16.50%
Percentage of standard tax rate					16.50%
Percentage of income tax rate					25.00%	25.00%	25.00%
Validity of preferential tax rate					3 years
Net deferred tax assets
Deferred tax and other liabilities, noncurrent
Tax losses carry forwards								678,973,000
Withholding Tax [Member]
Operating Loss Carryforwards [Line Items]
Deferred income tax liabilities, net						¥ 0		0
State Administration of Taxation, China [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate				25.00%
Preferential tax rate percentage			15.00%
Percentage of research and development expenditure eligible for deduction	175.00%	150.00%				200.00%
Additional deduction of research and development expenses percentage	75.00%	50.00%				100.00%
State Administration of Taxation, China [Member] | Foreign Tax Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate					25.00%
State Administration of Taxation, China [Member] | Zhejiang Jixiangecommerceco Ltd [Member] | Tax Year 2021 [Member]
Operating Loss Carryforwards [Line Items]
Preferential tax rate percentage				15.00%
State Administration of Taxation, China [Member] | Other Entities [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax rate					25.00%
CN [Member]
Operating Loss Carryforwards [Line Items]
Tax losses carry forwards								¥ 678,973,000
Outside China [Member]
Operating Loss Carryforwards [Line Items]
Percentage of income tax dividends distributed					10.00%
HK [Member]
Operating Loss Carryforwards [Line Items]
Percentage of tax rate withholding					5.00%
HK [Member] | Other Investee [Member]
Operating Loss Carryforwards [Line Items]
Equity method investment, ownership percentage								25.00%
Agricultural Products [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent								25.00%	9.00%
Other Products [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent									13.00%
Logistics Services [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent									9.00%
Service, Other [Member] | CN [Member]
Operating Loss Carryforwards [Line Items]
Value added tax rate percent									6.00%